Property, Plant and Equipment - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Impairment to property, plant and equipment	$ 2,775	$ 696
Depreciation expense	24,800	18,100
Depreciation expense recognized in cost of goods sold	12,400	$ 12,400
Consumer channel
Disclosure of detailed information about property, plant and equipment [line items]
Impairment to property, plant and equipment	$ 2,200